WARRANTS (Details) - Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Number of outstanding balance, Beginning	2,500,000		0
Exercised	0		0
Granted		2,500,000	0
Number of outstanding balance, Ending	2,500,000	2,500,000	0
Weighted average exercise price, Beginning	$ 8.00	$ 0	$ 0
Weighted average exercise price, Ending	$ 8.00	$ 8.00	$ 0
Weighted average remaining contractual life (in years)	3 years 15 days	4 years 15 days